Accounts Receivable, Net	6 Months Ended
Jun. 30, 2023
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 4 — Accounts receivable, net

Accounts receivable, net, consists of the following:

	June 30, 2023	December 31, 2022

Accounts receivable	$22,272,752	$21,895,260
Less: Allowance for doubtful accounts	(7,203,751)	(7,080,677)
Total accounts receivable, net	$15,069,001	$14,814,583

Unbilled accounts receivable included in accounts receivable above amounted to $9,285,231 and $10,027,584 as of June 30, 2023 and December 31, 2022, respectively. The unbilled accounts receivables as of June 30, 2023 are expected to be billed within one year and collected over one year. The billed accounts receivable is expected to be collected within one year.

As of December 5, 2023, approximately $2.6 million (or 11.8%) of total accounts receivable as of June 30, 2023 was collected. It represented 15.7% of billed accounts receivable balance and 6.4% of unbilled accounts receivable balance as of June 30, 2023 were subsequently collected, respectively.

Movement of allowance for doubtful accounts is as follows:

	Six Months Ended June 30, 2023	Year Ended December 31, 2022

Beginning balance	$7,080,677	$2,607,600
Provision for doubtful accounts	483,137	4,783,518
Foreign currency translation adjustments	(360,063)	(310,441)
Ending balance	$7,203,751	$7,080,677